Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS I
Entity Central Index Key	0000917469
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000018126
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	LSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Fixed Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$31	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 470,841,920
Holdings Count | Holding	836
Advisory Fees Paid, Amount	$ 1,165,791
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$470,841,920
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	836
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,165,791

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	3.0%
Sovereigns	3.0%
ABS Car Loan	3.0%
Midstream	3.2%
Finance Companies	3.6%
Banking	3.8%
Cable Satellite	4.3%
ABS Other	5.8%
Technology	8.3%
Treasuries	17.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.1
US Treasury	13.3
Not ratedFootnote Reference^	16.1
CCC	2.0
B	5.7
BB	14.7
BBB	37.0
A	6.9
AA	1.2
AAA	1.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000125494
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Class N
Trading Symbol	LSGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$31	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 325,984,081
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 690,556
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$325,984,081
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	327
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$690,556

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.1%
ABS Other	3.6%
Local Authorities	4.6%
Mortgage Related	5.8%
Banking	10.5%
Treasuries	40.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.1%
Mexico	3.1%
Germany	3.7%
Italy	4.5%
Canada	4.6%
United Kingdom	4.9%
France	5.0%
Spain	5.0%
Japan	6.6%
China	6.9%
United States	29.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	1.7
US Treasury	4.2
Not ratedFootnote Reference^	10.4
BB	5.2
BBB	25.4
A	31.0
AA	14.4
AAA	7.3
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018127
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Institutional Class
Trading Symbol	LSGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$33	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 325,984,081
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 690,556
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$325,984,081
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	327
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$690,556

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.1%
ABS Other	3.6%
Local Authorities	4.6%
Mortgage Related	5.8%
Banking	10.5%
Treasuries	40.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.1%
Mexico	3.1%
Germany	3.7%
Italy	4.5%
Canada	4.6%
United Kingdom	4.9%
France	5.0%
Spain	5.0%
Japan	6.6%
China	6.9%
United States	29.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	1.7
US Treasury	4.2
Not ratedFootnote Reference^	10.4
BB	5.2
BBB	25.4
A	31.0
AA	14.4
AAA	7.3
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018128
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Retail Class
Trading Symbol	LSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$46	0.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 325,984,081
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 690,556
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$325,984,081
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	327
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$690,556

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.1%
ABS Other	3.6%
Local Authorities	4.6%
Mortgage Related	5.8%
Banking	10.5%
Treasuries	40.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.1%
Mexico	3.1%
Germany	3.7%
Italy	4.5%
Canada	4.6%
United Kingdom	4.9%
France	5.0%
Spain	5.0%
Japan	6.6%
China	6.9%
United States	29.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	1.7
US Treasury	4.2
Not ratedFootnote Reference^	10.4
BB	5.2
BBB	25.4
A	31.0
AA	14.4
AAA	7.3
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018129
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	LSIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Opportunities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$0	0.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 297,554,042
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$297,554,042
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	428
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.7%
Short-Term Investments	5.8%
Lodging	3.3%
Healthcare	3.5%
Media Entertainment	3.7%
Independent Energy	4.3%
Property & Casualty Insurance	5.6%
Midstream	5.8%
Cable Satellite	9.3%
Technology	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
Not ratedFootnote Reference^	5.8
CCC	6.2
B	30.2
BB	53.4
BBB	0.6
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000182246
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Class N
Trading Symbol	LIPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$17	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 106,394,665
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$106,394,665
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Banking	3.3%
Treasuries	90.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.2
U.S. Treasury	90.2
Not ratedFootnote Reference^	1.4
BB	0.9
BBB	5.5
A	1.1
AA	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018130
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	LSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 106,394,665
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$106,394,665
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Banking	3.3%
Treasuries	90.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.2
U.S. Treasury	90.2
Not ratedFootnote Reference^	1.4
BB	0.9
BBB	5.5
A	1.1
AA	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000089752
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Retail Class
Trading Symbol	LIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$32	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 106,394,665
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$106,394,665
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Banking	3.3%
Treasuries	90.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.2
U.S. Treasury	90.2
Not ratedFootnote Reference^	1.4
BB	0.9
BBB	5.5
A	1.1
AA	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018131
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Institutional High Income Fund
Class Name	Institutional Class
Trading Symbol	LSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Institutional High Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$37	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 261,135,187
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 732,351
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$261,135,187
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	441
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$732,351

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	6.3%
Healthcare	3.1%
Chemicals	3.7%
Media Entertainment	3.9%
Independent Energy	4.0%
Property & Casualty Insurance	5.5%
Banking	5.5%
Midstream	6.1%
Cable Satellite	9.5%
Technology	10.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	4.9
Not ratedFootnote Reference^	10.5
CCC	6.2
B	30.1
BB	48.5
BBB	0.6
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000089753
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class A
Trading Symbol	LSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 200,257,599
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 135,141
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$200,257,599
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)592
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$135,141

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Automotive	3.0%
Electric	3.0%
ABS Other	3.6%
Finance Companies	3.8%
Technology	3.8%
Life Insurance	5.2%
Non-Agency Commercial Mortgage-Backed Securities	7.4%
ABS Car Loan	14.5%
Banking	15.3%
Treasuries	18.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.8
US Treasury	18.6
Not ratedFootnote Reference^	13.6
B	0.1
BB	0.2
BBB	26.3
A	21.7
AA	6.9
AAA	12.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173092
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class C
Trading Symbol	LSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$70	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
AssetsNet	$ 200,257,599
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 135,141
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$200,257,599
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)592
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$135,141

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Automotive	3.0%
Electric	3.0%
ABS Other	3.6%
Finance Companies	3.8%
Technology	3.8%
Life Insurance	5.2%
Non-Agency Commercial Mortgage-Backed Securities	7.4%
ABS Car Loan	14.5%
Banking	15.3%
Treasuries	18.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.8
US Treasury	18.6
Not ratedFootnote Reference^	13.6
B	0.1
BB	0.2
BBB	26.3
A	21.7
AA	6.9
AAA	12.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000211126
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class N
Trading Symbol	LSDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$18	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 200,257,599
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 135,141
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$200,257,599
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)592
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$135,141

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Automotive	3.0%
Electric	3.0%
ABS Other	3.6%
Finance Companies	3.8%
Technology	3.8%
Life Insurance	5.2%
Non-Agency Commercial Mortgage-Backed Securities	7.4%
ABS Car Loan	14.5%
Banking	15.3%
Treasuries	18.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.8
US Treasury	18.6
Not ratedFootnote Reference^	13.6
B	0.1
BB	0.2
BBB	26.3
A	21.7
AA	6.9
AAA	12.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018132
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class Y
Trading Symbol	LSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 200,257,599
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 135,141
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$200,257,599
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)592
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$135,141

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Automotive	3.0%
Electric	3.0%
ABS Other	3.6%
Finance Companies	3.8%
Technology	3.8%
Life Insurance	5.2%
Non-Agency Commercial Mortgage-Backed Securities	7.4%
ABS Car Loan	14.5%
Banking	15.3%
Treasuries	18.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.8
US Treasury	18.6
Not ratedFootnote Reference^	13.6
B	0.1
BB	0.2
BBB	26.3
A	21.7
AA	6.9
AAA	12.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018125
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Securitized Asset Fund
Class Name	Institutional Class
Trading Symbol	LSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Securitized Asset Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$0	0.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,616,161,260
Holdings Count | Holding	671
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,161,260
# of Portfolio Holdings (including overnight repurchase agreements)	671
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	(17.0%)
Collateralized Loan Obligations	3.8%
ABS Home Equity	4.0%
Agency Commercial Mortgage-Backed Securities	6.2%
ABS Car Loan	7.6%
Non-Agency Commercial Mortgage-Backed Securities	9.4%
ABS Other	10.3%
Collateralized Mortgage Obligations	13.8%
Mortgage Related	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.3
Not ratedFootnote Reference^	21.7
B	0.4
BB	0.3
BBB	0.8
A	2.9
AA	84.7
AAA	9.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000125495
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Class N
Trading Symbol	LSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$43	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 325,598,965
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,133,958
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$325,598,965
# of Portfolio Holdings (including overnight repurchase agreements)	101
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,133,958

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Short-Term Investments	3.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	4.2%
Aerospace & Defense	4.7%
Trading Companies & Distributors	4.8%
Machinery	5.2%
Capital Markets	5.2%
Electronic Equipment, Instruments & Components	7.2%
Banks	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Moog, Inc., Class A	2.1%
Bel Fuse, Inc., Class B	1.9%
TTM Technologies, Inc.	1.8%
Popular, Inc.	1.8%
Kodiak Gas Services, Inc.	1.8%
Ameris Bancorp	1.6%
Viper Energy, Inc., Class A	1.6%
Array Digital Infrastructure, Inc.	1.6%
Garrett Motion, Inc.	1.5%
TD SYNNEX Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018134
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	LSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$46	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 325,598,965
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,133,958
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$325,598,965
# of Portfolio Holdings (including overnight repurchase agreements)	101
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,133,958

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Short-Term Investments	3.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	4.2%
Aerospace & Defense	4.7%
Trading Companies & Distributors	4.8%
Machinery	5.2%
Capital Markets	5.2%
Electronic Equipment, Instruments & Components	7.2%
Banks	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Moog, Inc., Class A	2.1%
Bel Fuse, Inc., Class B	1.9%
TTM Technologies, Inc.	1.8%
Popular, Inc.	1.8%
Kodiak Gas Services, Inc.	1.8%
Ameris Bancorp	1.6%
Viper Energy, Inc., Class A	1.6%
Array Digital Infrastructure, Inc.	1.6%
Garrett Motion, Inc.	1.5%
TD SYNNEX Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018135
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Retail Class
Trading Symbol	LSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$58	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 325,598,965
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,133,958
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$325,598,965
# of Portfolio Holdings (including overnight repurchase agreements)	101
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,133,958

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Short-Term Investments	3.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	4.2%
Aerospace & Defense	4.7%
Trading Companies & Distributors	4.8%
Machinery	5.2%
Capital Markets	5.2%
Electronic Equipment, Instruments & Components	7.2%
Banks	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Moog, Inc., Class A	2.1%
Bel Fuse, Inc., Class B	1.9%
TTM Technologies, Inc.	1.8%
Popular, Inc.	1.8%
Kodiak Gas Services, Inc.	1.8%
Ameris Bancorp	1.6%
Viper Energy, Inc., Class A	1.6%
Array Digital Infrastructure, Inc.	1.6%
Garrett Motion, Inc.	1.5%
TD SYNNEX Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018136
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Admin Class
Trading Symbol	LSVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$71	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
AssetsNet	$ 325,598,965
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,133,958
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$325,598,965
# of Portfolio Holdings (including overnight repurchase agreements)	101
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,133,958

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Short-Term Investments	3.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	4.2%
Aerospace & Defense	4.7%
Trading Companies & Distributors	4.8%
Machinery	5.2%
Capital Markets	5.2%
Electronic Equipment, Instruments & Components	7.2%
Banks	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Moog, Inc., Class A	2.1%
Bel Fuse, Inc., Class B	1.9%
TTM Technologies, Inc.	1.8%
Popular, Inc.	1.8%
Kodiak Gas Services, Inc.	1.8%
Ameris Bancorp	1.6%
Viper Energy, Inc., Class A	1.6%
Array Digital Infrastructure, Inc.	1.6%
Garrett Motion, Inc.	1.5%
TD SYNNEX Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.